Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.83%
Australia–0.57%
CSL Ltd.	34,335	$6,228,471
Brazil–1.88%
B3 S.A. - Brasil, Bolsa, Balcao	1,956,934	13,520,512
Banco Bradesco S.A., ADR	1,722,491	6,993,313
		20,513,825
Canada–5.09%
Canadian National Railway Co.	290,833	22,738,830
CGI, Inc., Class A(a)	437,294	23,674,717
Suncor Energy, Inc.	562,944	8,984,383
		55,397,930
China–9.95%
Alibaba Group Holding Ltd., ADR(a)	150,996	29,365,702
China Mengniu Dairy Co. Ltd.(a)	2,400,000	8,312,561
Kweichow Moutai Co. Ltd., A Shares	44,313	6,965,593
New Oriental Education & Technology Group, Inc., ADR(a)	125,781	13,614,535
Tencent Holdings Ltd.	324,000	15,798,750
Wuliangye Yibin Co. Ltd., A Shares	910,697	14,790,754
Yum China Holdings, Inc.	458,403	19,541,720
		108,389,615
Denmark–2.45%
Carlsberg A/S, Class B	153,369	17,409,856
Novo Nordisk A/S, Class B	153,060	9,232,800
		26,642,656
France–6.65%
Bureau Veritas S.A.	583,687	11,094,493
EssilorLuxottica S.A.	130,460	14,075,317
LVMH Moet Hennessy Louis Vuitton SE	19,387	7,196,363
Pernod Ricard S.A.	89,069	12,669,067
Schneider Electric SE	254,826	21,940,142
Vinci S.A.	66,488	5,501,554
		72,476,936
Germany–9.62%
Allianz SE	151,297	26,080,798
Beiersdorf AG	101,746	10,353,003
Deutsche Boerse AG	180,442	24,786,991
Knorr-Bremse AG	106,016	9,505,385
SAP SE	296,617	34,067,384
		104,793,561
Hong Kong–1.50%
AIA Group Ltd.	1,815,000	16,328,287
India–0.77%
HDFC Bank Ltd., ADR	218,746	8,412,971
Ireland–1.48%
ICON PLC(a)	118,550	16,122,800
Italy–2.29%
FinecoBank Banca Fineco S.p.A.	2,440,217	22,175,584
Shares		Value
Italy–(continued)
Mediobanca Banca di Credito Finanziario S.p.A.	490,852	$2,706,091
		24,881,675
Japan–11.76%
Asahi Group Holdings Ltd.	599,300	19,458,629
FANUC Corp.	98,200	13,316,724
Hoya Corp.	275,500	23,433,729
Kao Corp.	220,300	18,037,963
Keyence Corp.	44,200	14,264,023
Koito Manufacturing Co. Ltd.	265,200	8,974,904
Komatsu Ltd.	772,600	12,712,436
SMC Corp.	42,000	17,928,627
		128,127,035
Macau–1.67%
Galaxy Entertainment Group Ltd.	3,438,000	18,210,692
Mexico–2.50%
Fomento Economico Mexicano S.A.B. de C.V., ADR	208,625	12,623,899
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,233,600	14,649,518
		27,273,417
Netherlands–5.59%
ASML Holding N.V.	32,753	8,704,451
EXOR N.V.	121,622	6,264,713
ING Groep N.V.	1,720,705	9,013,154
Prosus N.V.(a)	193,332	13,395,698
Wolters Kluwer N.V.	331,333	23,557,704
		60,935,720
Singapore–1.39%
United Overseas Bank Ltd.	1,105,566	15,140,164
South Korea–2.58%
NAVER Corp.	82,747	11,382,955
Samsung Electronics Co. Ltd.	429,312	16,684,829
		28,067,784
Spain–0.87%
Amadeus IT Group S.A.	199,735	9,472,516
Sweden–2.51%
Investor AB, Class B	594,394	27,338,768
Switzerland–8.63%
Alcon, Inc.(a)	255,223	13,024,546
Kuehne + Nagel International AG	145,595	20,011,891
Logitech International S.A.	161,471	6,989,018
Nestle S.A.	193,359	19,929,169
Novartis AG	281,587	23,271,769
Roche Holding AG	33,039	10,741,442
		93,967,835
Taiwan–2.11%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	481,330	23,002,761

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
United Kingdom–4.90%
British American Tobacco PLC	431,840	$14,746,631
Informa PLC	487,490	2,703,626
Linde PLC	62,131	10,748,663
RELX PLC	1,176,039	25,210,896
		53,409,816
United States–7.07%
Amcor PLC, CDI	1,488,270	12,072,722
Booking Holdings, Inc.(a)	10,766	14,483,715
Broadcom, Inc.	99,014	23,476,219
Philip Morris International, Inc.	370,193	27,009,281
		77,041,937
Total Common Stocks & Other Equity Interests (Cost $858,588,776)		1,022,177,172
Shares		Value
Money Market Funds–5.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b)	20,194,480	$20,194,480
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(b)	14,389,795	14,384,039
Invesco Treasury Portfolio, Institutional Class, 0.30%(b)	23,079,406	23,079,406
Total Money Market Funds (Cost $57,659,027)		57,657,925
TOTAL INVESTMENTS IN SECURITIES—99.12% (Cost $916,247,803)		1,079,835,097
OTHER ASSETS LESS LIABILITIES–0.88%		9,577,319
NET ASSETS–100.00%		$1,089,412,416
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,228,471	$—	$6,228,471
Brazil	20,513,825	—	—	20,513,825
Canada	55,397,930	—	—	55,397,930
China	62,521,957	45,867,658	—	108,389,615
Denmark	—	26,642,656	—	26,642,656
France	—	72,476,936	—	72,476,936
Germany	—	104,793,561	—	104,793,561
Hong Kong	—	16,328,287	—	16,328,287
India	8,412,971	—	—	8,412,971
Ireland	16,122,800	—	—	16,122,800
Italy	—	24,881,675	—	24,881,675
Japan	—	128,127,035	—	128,127,035
Macau	—	18,210,692	—	18,210,692
Mexico	27,273,417	—	—	27,273,417
Netherlands	—	60,935,720	—	60,935,720
Singapore	—	15,140,164	—	15,140,164
South Korea	—	28,067,784	—	28,067,784
Spain	—	9,472,516	—	9,472,516
Sweden	—	27,338,768	—	27,338,768
Switzerland	—	93,967,835	—	93,967,835
Taiwan	23,002,761	—	—	23,002,761
United Kingdom	10,748,663	42,661,153	—	53,409,816
United States	64,969,215	12,072,722	—	77,041,937
Money Market Funds	57,657,925	—	—	57,657,925
Total Investments	$346,621,464	$733,213,633	$—	$1,079,835,097
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. International Growth Fund